RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
RELATED PARTY BALANCES AND TRANSACTIONS [Text Block]

NOTE 21:- RELATED PARTY BALANCES AND TRANSACTIONS

a. Balances and transactions:

The following table summarizes balances with related parties in the statements of financial position:

	December 31,
	2020	2019

Other accounts receivables	$36	$64

The following table summarizes the transactions with related parties in the consolidated statements of profit or loss and other comprehensive income:

	Year ended December 31,
	2020	2019

General and administrative expenses	$617	$464

Transactions with related parties mainly includes compensation for management services and bonus in the ordinary course of business and short-term lease payments.

b. Compensation of key management personnel of the Group:

	Year ended December 31,
	2020	2019

Payroll and related expenses	$2,005	$1,537

Share-based compensation	$2,791	$812

Professional fees *)	$1,391	$359

*) Includes payments to shareholders for the years ended 2020 and 2019 of $534 and $359, respectively.